Capital commitments (Tables)	6 Months Ended
Jun. 30, 2024
Contractual Capital Commitments [Abstract]
Summary of capital commitments

	As at	As at
	Jun	Dec
	2024	2023
US Dollar million	Unaudited	Audited

Orders placed and outstanding on capital contracts at the prevailing rate of exchange (1)	243	141

(1) The increase is mainly as a result of an increase in commitments at Iduapriem for the tailings storage facility project.